Note 6 - Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
6.	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of the consolidated financial statements requires the use of estimates and assumptions to be made in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. The estimates and related assumptions are based on previous experience and other factors considered reasonable under the circumstances, the results of which form the basis for making the assumptions about carrying values of assets and liabilities that are not
readily apparent from other sources.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised. Judgments made by management in the application of IFRS that have a significant impact on the consolidated financial statements relate to the following:

Allowance for doubtful accounts

The measurement of the expected credit loss allowance for accounts receivable requires the use of management’s judgment in estimation techniques, building models, selecting key inputs and making significant assumptions about future economic conditions and credit behaviour of the customers, including the likelihood of customers defaulting and the resulting losses. The Company’s current significant estimates include the historical collection rates as a percentage of revenue and the use of the Company’s historical rates of recovery across aging buckets and the consideration of forward-looking information. All of these inputs are sensitive to the number of months or years of history included in the analysis, which is a key input and judgment made by management.

COVID-
19
impact

As a result of the continued and uncertain economic and business impact of the coronavirus disease (“COVID-
19”
) pandemic, we have reviewed the estimates, judgments and assumptions used in the preparation of the consolidated financial statements, including with respect to: the determination of whether indicators of impairment exist for the assets and CGUs and the underlying assumptions used in the measurement of the recoverable amount of such assets or CGUs. We have also assessed the impact of COVID-
19
on the estimates and judgments used in connection with the measurement of deferred income tax assets and the credit risk of Just Energy’s customers.  Although we determined that no
significant revisions to such estimates, judgments or assumptions were required for the year ended
March 31, 2020,
revisions
may
be required in future periods to the extent that the negative impacts on the business arising from COVID-
19
continue or worsen. Any such revision (due to COVID-
19
or otherwise)
may
result in, among other things, write-downs or impairments to the assets or CGUs, and/or adjustments to the carrying amount of the accounts receivable, or to the valuation of the deferred income tax assets, any of which could have a material impact on the results of operations and financial condition. While we believe the COVID-
19
pandemic to be temporary, the situation is dynamic and the impact of COVID-
19
on the results of operations and financial condition, including the duration and the impact on overall customer demand, cannot be reasonably estimated at this time.

Deferred income taxes

Significant management judgment is required to determine the amount of deferred income tax assets and liabilities that can be recognized, based upon the likely timing and the level of future taxable income realized, including the usage of tax-planning strategies. Determining the tax treatment on certain transactions also involves management’s judgment.

Discontinued operations

Management used judgment in concluding on the discontinued operations classification as a major separate geographical area of operations, as part of a single coordinated disposal plan to resell the business in the new fiscal year. There is also a high level of judgment involved in estimating the fair value less costs to sell of the disposal group and the significant carrying amounts of the assets and liabilities related to assets held for sale. Refer to Note
24
for further details.

Fair value of financial instruments

Where the fair values of financial assets and financial liabilities recorded in the consolidated statements of financial position cannot be derived from active markets, they are determined using valuation techniques including discounted cash flow models or transacted/quoted prices of identical assets that are not
active. The inputs to these models are taken from observable markets where possible, but where this is not
feasible, a degree of judgment is required in establishing fair values. The judgment includes consideration of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments. Refer to Note
13
for further details about the assumptions as well as a sensitivity analysis.

Impairment of non-financial assets

Just Energy’s impairment test is based on the estimated value-in-use and uses a discounted cash flow approach model. Management is required to exercise judgment in identifying the CGUs in which to allocate goodwill, working capital and related assets and liabilities. Judgment is further applied to determine which transactions or companies are considered comparable for use. Refer to Note
12
for further information.